Other assets and prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Other assets and prepayments
Summary of other assets and prepayments

Other assets and prepayments	As of December 31,
in €‘000	2025	2024
Prepaid expenses	20,292	33,839
Other financial assets[1]	39,884	3,673
Taxes and fees	5,405	2,209
Inventories	5,478	5,704
Other	1,228	1,176
Total	72,287	46,601

[1]Increase in Other financial assets primarily relates to deferred consideration from the acquisition of IMG (see Note 3).